Note 6 - Restricted Stock Activity (Details) (Restricted Stock [Member], USD $)	9 Months Ended
Dec. 31, 2014
Restricted Stock [Member]
Nonvested at April 1, 2014 (in shares)	1,325,402
Nonvested at April 1, 2014 (in dollars per share)	$ 1.06
Granted (in shares)	1,023,299
Granted (in dollars per share)	$ 0.97
Vested (in shares)	(114,601)
Vested (in dollars per share)	$ 1.30
Forfeited (in shares)	(319,805)
Forfeited (in dollars per share)	$ 1.05
Nonvested at December 31, 2014 (in shares)	1,914,295
Nonvested at December 31, 2014 (in dollars per share)	$ 1